Balance Sheet Details - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Lab equipment		$ 151,134	$ 131,963
Total property and equipment, gross		151,134	131,963
Accumulated depreciation		(94,802)	(66,879)
Total property and equipment, net	$ 42,390	$ 56,332	$ 65,084